Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases

Future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following at December 31, 2014:

	RMB	US$
2015	9,845	1,587
2016	4,074	657
2017	3,500	564
2018 and thereafter	56,000	9,025

	73,419	11,833